FlexShares Trust 50 South LaSalle Street Chicago, Illinois 60603 Phone: 800-595-9111

March 2, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust
(File Nos. 333-173967 and 811-22555) (the “Registrant”)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended, that:

1. The form of Prospectus and Statement of Additional Information dated March 1, 2012 for the Registrant’s FlexSharesSM Morningstar US Market Factor Tilt Index Fund, FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund, FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund and FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 6 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-1A filed with the Securities and Exchange Commission on February 28, 2012 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Craig R. Carberry

Craig R. Carberry

Secretary